SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details) - Depreciable plant and equipment	12 Months Ended
Dec. 31, 2020
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Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives, period	2 years
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Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives, period	20 years